Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Earnings Per Share [Abstract]
Earnings (Loss) Per Share Computation

	Three Months Ended March 31,		Nine Months Ended March 31,
	2016	2015	2016	2015
Numerator:
Net income available to common shareholders—basic and diluted	$3,783	$6,783	$8,873	$11,358
Denominator:
Weighted average number of common shares outstanding—basic	77,452	61,939	71,076	61,939
Effect of unvested restricted stocks *	—	—	—	—

Weighted average number of common shares outstanding—diluted	77,452	61,939	71,076	61,939

Basic earnings per common share	$0.05	$0.11	$0.12	$0.18
Dilutive earnings per common share	$0.05	$0.11	$0.12	$0.18

*	The effect of unvested restricted stocks rounds in thousands to zero.

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Numerator:
Net income (loss) available to common shareholders—basic and diluted	$6,499	$(51,864)	$(23,710)	$58

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Denominator:
Weighted average number of common shares outstanding—basic	61,939,432	44,228,626	116,373	116,110
Effect of dilutive stock options	—	—	—	2,963

Weighted average number of common shares outstanding—diluted	61,939,432	44,228,626	116,373	119,073
Basic earnings (loss) per share	$0.10	$(1.17)	$(203.74)	$0.50

Dilutive earnings (loss) per common share	$0.10	$(1.17)	$(203.74)	$0.49